Financial instruments - Additional Information (Details) $ / shares in Units, £ in Thousands			6 Months Ended
	Apr. 20, 2026 D $ / shares	Dec. 15, 2021 USD ($)	Jun. 30, 2026 GBP (£) shares	Jun. 30, 2026 USD ($) shares	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)
Disclosure of financial liabilities [line items]
Aggregate purchase price | £			£ 7,719
Convertible Senior Secured Notes
Disclosure of financial liabilities [line items]
Principal amount outstanding				$ 165,364,000		$ 146,286,000
Aggregate purchase price		$ 192,000,000
Series A Convertible Preferred Shares
Disclosure of financial liabilities [line items]
Financial liabilities, at fair value | £			1,799
Series A Convertible Preferred Shares | YA II PN, Ltd. ("Yorkville") | Securities Purchase Agreement
Disclosure of financial liabilities [line items]
Fixed conversion price on initial tranche of offering (in dollars per share) | $ / shares	$ 3.588
Fixed conversion price on subsequent tranches of offering (% of closing sale price)	120.00%
Percentage of VWAP of ordinary shares (in%)	96.00%
Number of consecutive trading days immediately preceding the conversion date | D	5
Floor conversion price (in dollars per share) | $ / shares	$ 0.598
Outstanding aggregate stated value				2,000,000
Convertible Senior Secured Notes
Disclosure of financial liabilities [line items]
Convertible Senior Secured Notes principal amount				$ 1,000
Financial liabilities, at fair value | £			£ 91,271		£ 188,526
Convertible Senior Secured Notes | First half of principal amount
Disclosure of financial liabilities [line items]
Conversion rate (in shares) | shares			285.714	285.714
Convertible Senior Secured Notes | Interest paid in-kind and semi-annually in arrears
Disclosure of financial liabilities [line items]
Interest rate (in percent)			12.00%	12.00%
Convertible Senior Secured Notes | Interest paid in cash
Disclosure of financial liabilities [line items]
Interest rate (in percent)			10.00%	10.00%